Risk management - Risk management - Sensitivity in income and other comprehensive income to variations in interest rate (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Increase in floating interest (+100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial expenses)	$ (25,878)
Financial liabilities (Financial income)	60,577
Plan assets (Other comprehensive income)	(557,002)
Decrease in floating interest (-100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial income)	25,878
Financial liabilities (Financial expenses)	(59,459)
Plan assets (Other comprehensive income)	$ 557,901